ACCOUNTS RECEIVABLE (Schedule of Aging Accounts Receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Current	$ 11,940,237	$ 11,032,162
1-3 months past due	5,058,887	2,583,817
4-6 months past due	4,139,377	1,428,159
7-12 months past due	6,119,995	1,454,967
greater than one year past due	3,190,519	1,221,027
Total accounts receivable	$ 30,449,015	$ 17,720,132